SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended		3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Aug. 05, 2013 ILS	Jun. 30, 2013 ILS	Dec. 31, 2012 ILS	Jun. 30, 2013 Minimum [Member] USD ($)	Jun. 30, 2013 Maximum [Member] USD ($)	Jun. 30, 2013 Cantor Sales Agreement [Member] USD ($)	Mar. 22, 2013 Cantor Sales Agreement [Member] USD ($)	Mar. 22, 2013 Cantor Sales Agreement [Member] ILS
Stockholders' Equity [Line Items]
Ordinary shares, par value per share			0.6	0.6	0.6					0.6
Aggregate offering price									$ 5,900
Stock sold in agreement								722,260
Proceeds from sale of stock								3,019
Issuance expenses								155
Options granted to employees	25,000
Stock options granted, weighted average exercise price						$ 3.45	$ 4.69
Vesting period	4 years
Expected volatility	121.00%
Risk-free interest						1.13%	1.38%
Dividend yield
Expected life in years	6 years 3 months
Options forfeiture rate	10.00%
Share-based compensation	$ 467	$ 158